LEASES - Lease Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 3,433
2026	2,694
2027	2,603
2028	2,264
2029	2,240
Thereafter	12,166
Operating lease liabilities	25,400
Imputed interest	(6,812)
Balance at December 31, 2024	$ 18,588
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities
Less: Current portion	$ (2,328)
Non-current portion at December 31, 2024	$ 16,260	$ 19,600